Discontinued operations - Financial performance of discontinued operations (Details) - CHF (SFr)	12 Months Ended				24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2025
Disclosure
Other income	SFr 142,888	SFr 5,940	SFr 4,235	[1]
Research and development	(671,651)	(854,305)	(1,186,692)	[1]
General and administration	(2,315,807)	(2,310,970)	(2,673,463)	[1]
Total operating costs	(2,987,458)	(3,165,275)	(3,860,155)	[1]
Operating loss	(2,814,598)	(2,755,233)	(2,242,967)	[1]
Finance expense	(15,547)	(3,547)	(321,150)	[1]
Net loss before tax	(6,842,588)	(4,909,342)	(2,500,153)	[1]
Total net gain / (loss) from Discontinued operations	114,342	11,965,129	(8,056,074)	[1]
Discontinued operations
Disclosure
Total operating costs		(2,000,000)	(8,100,000)
Discontinued operations as disclosed below
Disclosure
Other income		38,401	29,881
Research and development		(1,337,936)	(5,716,857)
General and administration		(673,259)	(2,351,356)
Total operating costs		(2,011,195)	(8,068,213)
Operating loss		(1,972,794)	(8,038,332)
Finance expense		(5,672)	(17,742)
Net loss before tax		(1,978,466)	(8,056,074)
Net loss from discontinued operations		(1,978,466)	(8,056,074)
Net gain / (loss) of the sale of activities after income tax	114,342	13,943,595			SFr 14,100,000
Total net gain / (loss) from Discontinued operations	114,342	SFr 11,965,129	SFr (8,056,074)
Remaining contingent consideration receivable	SFr 0				SFr 0

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented